TRANSAMERICA PRINCIPIUMSM II VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated February 11, 2019

to the

Prospectus dated May 1, 2018

Effective on or about March 1, 2019, all subaccounts listed in the applicable prospectus above under the “Appendix – Designated Investment Options” for the Retirement Income Choice® 1.6 Rider will now be designated funds for Group A when rider is purchased on or after March 1, 2019. As a result, the following section of the current Prospectus is amended.

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.

	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider

Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	After 2/1/18	Group A, B or C

AB Balanced Wealth Strategy Portfolio - Class B					A

State Street Total Return V.I.S. Fund - Class 3					A

TA Aegon High Yield Bond - Service Class					A

TA Aegon U.S. Government Securities - Service Class	Ö	Ö	Ö	Ö	A

TA Barrow Hanley Dividend Focused - Service Class					A

TA BlackRock Equity Smart Beta 100 - Service Class					A

TA BlackRock Global Allocation - Service Class					A

TA BlackRock Government Money Market - Service Class	Ö	Ö	Ö	Ö	A

TA BlackRock Smart Beta 40 - Service Class	Ö	Ö		Ö	A

TA BlackRock Smart Beta 50 - Service Class	Ö	Ö		Ö	A

TA BlackRock Smart Beta 75 - Service Class					A

TA International Equity Index – Service Class					A

TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)(2)	Ö	Ö	Ö	Ö	A

TA Legg Mason Dynamic Allocation - Growth - Service Class(1)(2)					A

TA Levin Large Cap Value – Service Charge					A

TA Madison Diversified Income - Service Class	Ö	Ö	Ö	Ö	A

TA Managed Risk - Balanced ETF - Service Class(1)	Ö	Ö	Ö	Ö	A

TA Managed Risk - Conservative ETF - Service Class(1)	Ö	Ö	Ö	Ö	A

TA Managed Risk - Growth ETF - Service Class(1)					A

TA Morgan Stanley Capital Growth - Service Class					A

TA Multi-Managed Balanced - Service Class					A

TA PIMCO Total Return - Service Class	Ö	Ö	Ö	Ö	A

TA PineBridge Inflation Opportunities - Service Class	Ö	Ö	Ö	Ö	A

TA QS Investors Active Asset Allocation - Conservative - Service Class(1)(2)	Ö	Ö	Ö	Ö	A

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

DESIGNATED INVESTMENT OPTIONS — (Continued)

	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider

Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	After 2/1/18	Group A, B or C

TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)(2)					A

TA QS Investors Active Asset Allocation - Moderate - Service Class(1)(2)	Ö	Ö	Ö	Ö	A

TA T. Rowe Price Small Cap – Service Class					A

Fixed Account	Ö	Ö	Ö	Ö	A

(1)

This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.

(2)

This subaccount is only available to owners that allocated policy value to the subaccount as of May 1, 2018. However, if any such owner surrenders or transfers all of his or her policy value from any such subaccount after May 1, 2018, that owner may not reinvest in the subaccount.

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

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